Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in the Standardized Measure of Discounted Future Net Cash Flows (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Future Net Cash Flow [Abstract]
Beginning of year	$ 106,411	$ 97,765	$ 99,383
Sales and transfers, net of production costs	(53,759)	(52,025)	(52,321)
Net change in sales and transfer prices, net of future production costs	(74,046)	(37,336)	(80,809)
Changes in reserves and production rates (timing)	15,495	4,385	3,748
Net changes for extensions, discoveries and improved recovery	28,489	40,565	30,956
Net change due to purchases and sales of minerals in place		3,234
Changes in estimated future development and abandonment costs	(32,052)	(19,356)	(28,225)
Development costs incurred during the year that reduced future development costs	22,475	28,689	24,475
Accretion of discount	9,724	10,652	13,646
Net change in income taxes	25,920	8,522	35,409
Others	17,775	21,316	51,503
End of year	$ 66,433	$ 106,411	$ 97,765